Fair Value Of Financial Instruments (Fair Value, Level 3 Assets And Liabilities Measured On Recurring Basis, Unrealized Gains (Losses)) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	¥ 38	[1]	¥ (3)	[1]	¥ 13	[1]	¥ 4	[1]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	36	[1]	3	[1]	29	[1]
Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	4	[1],[2]	(10)	[1],[2]	7	[1],[2]	(8)	[1],[2]
Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(6)	[1],[2]	(2)	[1],[2]	(12)	[1],[2]	9	[1],[2]
Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	25	[1],[2]	13	[1],[2]	1	[1],[2]	10	[1],[2]
Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1],[2]	15	[1],[2]	4	[1],[2]	17	[1],[2]
Commodity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1],[2]	0	[1],[2]	0	[1],[2]	0	[1],[2]
Total derivatives net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	23	[1],[2]	16	[1],[2]	0	[1],[2]	28	[1],[2]
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading liabilities [Member] | Subtotal liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading liabilities [Member] | Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading liabilities [Member] | Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading liabilities [Member] | Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	36	[1]	3	[1]	29	[1]
Trading assets and private equity investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	(8)	[1]	0	[1]	(8)	[1]
Trading assets and private equity investments [Member] | Private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	2	[1]	(6)	[1]	(4)	[1]	(9)	[1]
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue			0	[1]			0	[1]
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	(4)	[1]	1	[1]	(4)	[1]
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	1	[1]	0	[1]	1	[1]	0	[1]
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	1	[1]	0	[1]
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	0	[1]	(1)	[1]	(2)	[1]
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	(1)	[1]	0	[1]	(1)	[1]
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	(1)	[1]	0	[1]	0	[1]
Trading assets and private equity investments [Member] | Total cash instruments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	(20)	[1]	(2)	[1]	(24)	[1]
Trading assets and private equity investments [Member] | Subtotal assets [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	23	[1]	(4)	[1]	(2)	[1]	4	[1]
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	(1)	[1]
Other assets [Member] | Non-trading debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Other assets [Member] | Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	¥ 15	[1],[3]	¥ 1	[1],[3]	¥ 15	[1],[3]	¥ 1	[1],[3]

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[3]	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.